Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Summary of property and equipment and accumulated depreciation
	Cost			Accumulated Depreciation
	Balance at beginning	Additions during the	Balance at	Balance at beginning	Additions during the	Balance at	Depreciated balance December 31,
	of year	year	end of year	of year	year	end of year	2017	2016
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736		736	609	30	639	97	127
Leasehold improvements	47		47	41	6	47		6
Office furniture and equipment (including computers)	391	2	393	346	24	370	23	45
	1,174	2	1,176	996	60	1,056	120	178

	Cost			Accumulated Depreciation
	Balance at beginning	Additions during	Balance at end	Balance at beginning	Additions during	Balance at end of	Depreciated balance December 31,
	of year	the year	of year	of year	the year	year	2016	2015
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	712	24	736	557	52	609	127	155
Leasehold improvements	47		47	36	5	41	6	11
Office furniture and equipment (including computers)	383	8	391	323	23	346	45	60
	1,142	32	1,174	916	80	996	178	226